Note 10 - Derivative Instruments (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($) Contract	Dec. 31, 2023 USD ($) Contract
Maximum Allocation of Forecasted CAD-demonimated Operating Costs				75.00%	75.00%
Forecasted CAD-denominated Operating Costs to be Hedged, Term (Year)	5 years
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	$ 3,600
Gain (Loss) on Components Excluded from Assessment of Foreign Currency Cash Flow Hedge Effectiveness	0
Price Risk Cash Flow Hedge Unrealized Gain (Loss) to be Reclassified During Next 12 Months					$ 12,600
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent
Derivative, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent
Other Comprehensive Income (Loss) [Member]
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months					200
Price Risk Derivative [Member]
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax					14,600
Foreign Exchange Forward [Member]
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax					$ 1,300
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Unrealized Gain (Loss) on Derivatives	1,200
Foreign Exchange Forward [Member] | Casa Berardi [Member]
Derivative, Notional Amount				$ 42.8
Derivative, Forward Exchange Rate				0.01353	0.01353
Foreign Exchange Forward [Member] | Casa Berardi [Member] | Minimum [Member]
Derivative, Forward Exchange Rate				0.012767	0.012767
Foreign Exchange Forward [Member] | Casa Berardi [Member] | Maximum [Member]
Derivative, Forward Exchange Rate				0.013692	0.013692
Foreign Exchange Forward [Member] | Casa Berardi [Member] | Designated as Hedging Instrument [Member]
Derivative, Number of Instruments Held, Total | Contract				576	576
Derivative, Notional Amount				$ 422.1
Foreign Exchange Forward [Member] | Casa Berardi and Keno Hill [Member]
Derivative, Notional Amount				355.4
Foreign Exchange Forward [Member] | Casa Berardi and Keno Hill [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount					$ 332,300
Foreign Exchange Forward [Member] | Keno Hill [Member]
Derivative, Notional Amount				$ 22.9
Derivative, Forward Exchange Rate				0.01354	0.01354
Unsettled Concentrate Sales Contracts [Member]
Derivative, Gain (Loss) on Derivative, Net, Total	19,700
Price Risk Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	20,600
Forecasted Future Concentrate Contracts [Member]
Derivative, Gain (Loss) on Derivative, Net, Total			$ (32,900)
Zinc Contract 2022 [Member] | Other Comprehensive Income (Loss) [Member]
Derivative, Gain (Loss) on Derivative, Net, Total	$ 8,500	$ 17,400
Commodity Contract [Member]
Derivative Liability, Fair Value, Amount Not Offset Against Collateral, Total					$ 1,600
Derivative, Fair Value, Obligations Under the Agreements					$ 1,600